Income Taxes (Tables)	12 Months Ended
Feb. 28, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	For the year ended
	February 29, 2020	February 28, 2021	February 28, 2022
	RMB	RMB	RMB	USD
Current income tax expense:
PRC	16,865	8,030	7,407	1,175
Deferred income tax expense:
PRC	(12,676)	(3,270)	14,436	2,288
Total income tax expense	4,189	4,760	21,843	3,463

Summary of Deferred Tax Assets and Liabilities	The Group’s deferred tax assets and liabilities were as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Deferred tax assets:
Net operating loss carry-forward	4,440	7,054	1,118
Advertising expenses	3,019	5,535	879
Rental	2,701	2,128	337
Accrued expenses	12,048	13,168	2,087
Property and equipment, net	102	119	19
Allowance for doubtful accounts	244	2,318	367
Less: valuation allowance	(6,301)	(27,368)	(4,338)
Total deferred tax assets	16,253	2,954	469

Deferred tax liabilities:
Intangible assets	1,673	725	115
Right-of-use asset	—	2,085	331
Total deferred tax liabilities	1,673	2,810	446

Net deferred tax assets	14,580	144	23

Summary of Movement of Valuation Allowance	Movement of the valuation allowance is as follows:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Balance at the beginning of the year	(3,064)	(6,301)	(999)
Provided	(3,733)	(23,079)	(3,658)
Written off	496	2,012	319
Balance at the end of the year	(6,301)	(27,368)	(4,338)

Summary of Reconciliations of Difference Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended February 29, 2020, February 28, 2021 and 2022 are as follows:

	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022
Statutory income tax rate	25%	25%	25%
Non-deductible expenses	(36%)	(32%)	(12%)
Effect of preferential tax rate	6%	8%	(5%)
Effect of different tax rate of subsidiary operation in other jurisdiction	2%	(7%)	(6%)
Effect of valuation allowance	(1%)	(19%)	(38%)
Effective tax rate	(4%)	(25%)	(36%)